Investments (Details Of Company Investments, Current) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Equity method investments	$ 228.2	$ 193.1
Foreign time deposits	31.3	32.2
Cost Method Investments	10.4	8.2
Investments	610.7	484.5
Seed Money [Member]
Investment Holdings [Line Items]
Available for sale investments	113.4	63.5
Collateralized Loan Obligations [Member]
Investment Holdings [Line Items]
Available for sale investments	2.4	0
Other Debt Obligations [Member]
Investment Holdings [Line Items]
Available for sale investments	6.3	0
Deferred Compensation Arrangements [Member]
Investment Holdings [Line Items]
Trading investments	213.5	184.4
UIT-Related Equity And Debt Securities [Member]
Investment Holdings [Line Items]
Trading investments	4.9	3.1
other equity securities [Member]
Investment Holdings [Line Items]
Trading investments	$ 0.3	$ 0